Derivative Financial Instruments (Schedule Of Fair Values Of Derivative Instruments) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Other Current Liabilities
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	¥ 4,440	¥ 3,301
Other Current Liabilities | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	110	299
Other Current Liabilities | Designated as Hedging Instrument | Interest Rate Swap Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	110	299
Other Current Liabilities | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	4,330	3,002
Other Current Liabilities | Not Designated as Hedging Instrument | Foreign Exchange Contract
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	3,372	2,155
Other Current Liabilities | Not Designated as Hedging Instrument | Interest Rate Swap Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	23	27
Other Current Liabilities | Not Designated as Hedging Instrument | Cross Currency Interest Rate Contract
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	932	777
Other Current Liabilities | Not Designated as Hedging Instrument | Currency Swap
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	3	43
Other LongTerm Liabilities
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	322	408
Other LongTerm Liabilities | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	19	84
Other LongTerm Liabilities | Designated as Hedging Instrument | Interest Rate Swap Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	19	84
Other LongTerm Liabilities | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	303	324
Other LongTerm Liabilities | Not Designated as Hedging Instrument | Foreign Exchange Contract
Derivatives, Fair Value [Line Items]
Fair value of derivative liability		6
Other LongTerm Liabilities | Not Designated as Hedging Instrument | Interest Rate Swap Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	3
Other LongTerm Liabilities | Not Designated as Hedging Instrument | Cross Currency Interest Rate Contract
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	294	298
Other LongTerm Liabilities | Not Designated as Hedging Instrument | Currency Swap
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	6	20
Other Current Assets
Derivatives, Fair Value [Line Items]
Fair value of derivative asset	553	2,372
Other Current Assets | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative asset		90
Other Current Assets | Designated as Hedging Instrument | Cross Currency Interest Rate Contract
Derivatives, Fair Value [Line Items]
Fair value of derivative asset		90
Other Current Assets | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative asset	553	2,282
Other Current Assets | Not Designated as Hedging Instrument | Foreign Exchange Contract
Derivatives, Fair Value [Line Items]
Fair value of derivative asset	248	342
Other Current Assets | Not Designated as Hedging Instrument | Cross Currency Interest Rate Contract
Derivatives, Fair Value [Line Items]
Fair value of derivative asset	245	1,809
Other Current Assets | Not Designated as Hedging Instrument | Currency Swap
Derivatives, Fair Value [Line Items]
Fair value of derivative asset	60	131
Other Assets-Other
Derivatives, Fair Value [Line Items]
Fair value of derivative asset	274	1,178
Other Assets-Other | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative asset	274	1,178
Other Assets-Other | Not Designated as Hedging Instrument | Cross Currency Interest Rate Contract
Derivatives, Fair Value [Line Items]
Fair value of derivative asset	258	1,112
Other Assets-Other | Not Designated as Hedging Instrument | Currency Swap
Derivatives, Fair Value [Line Items]
Fair value of derivative asset	¥ 16	¥ 66